Dividends - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Summary Of Dividends [Line Items]
Dividends declared before financial statements authorised for issue (in GBP per share)	£ 0.1635
Dividends declared before financial statements authorised for issue	£ 811
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)		£ 0.3088	£ 0.3912
Cash dividend paid		£ 894	£ 811
Scrip dividend		£ 617	£ 643